SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, FOOTNOTES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	$ 4,926	$ 5,069
Schedule I, Condensed Financial Information of Parent, Current portion of long-term debt	(800)	(652)
Schedule I, Condensed Financial Information of Parent, Unamortized discount on long-term debt	(9)	(8)
Schedule I, Condensed Financial Information of Parent, Long-term debt	4,117	4,409
Schedule I, Condensed Financial Information of Parent, Build-To-Suit Lease	14	0
Schedule I, Condensed Financial Information of Parent, Footnotes [Abstract]
Schedule I, Condensed Financial Information of Parent, Other Income, Net, Gain (Loss) on Investments	39	41	22
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in next twelve months	800
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year three	750
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year four	600
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal in year five	500
Schedule I, Condensed Financial Information of Parent, Long Term Debt, Maturities, Repayments of principal after year five	2,300
Schedule I, Condensed Financial Information of Parent, Long-term debt, due February 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	0	400
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.00%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due November 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	0	250
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	8.90%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due March 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500	500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	2.00%
Schedule I, Condensed Financial Information of Parent, Variable rate notes, due March 2014 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	300	300
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	1.01%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due June 2018 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500	500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.15%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due February 2019 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500	500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	9.80%
Schedule I, Condensed Financial Information of Parent, Long-term debt, due October 2039 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	750	750
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.00%
Schedule I, Condensed Financial Information of Parent, Market Value Adjustment For Interest Rate Swaps, Net [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Market value adjustment for interest rate swap	12	19
Schedule I Condensed Financial Information of Parent, Variable Rate Notes Due November 2013 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	8.05%
Schedule I Condensed Financial Information of Parent, Variable Rate Notes Due June 2016 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate at period end	4.46%
Schedule I Condensed Financial Information of Parent, Long-term debt, due June 2016 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	750	750
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	6.50%
Schedule I Condensed Financial Information of Parent, Long-Term Debt Due April 2017 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	600	600
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	2.30%
Schedule I Condensed Financial Information of Parent, Long-Term Debt Due October 2022 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	500	500
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	2.875%
Schedule I Condensed Financial Information of Parent, Long-Term Debt Due December 2023 [Member]
Schedule I, Condensed Financial Information of Parent, Long-Term Debt [Line Items]
Schedule I, Condensed Financial Information of Parent, Debt instrument principal outstanding	$ 500	$ 0
Schedule I, Condensed Financial Information of Parent, Debt instrument, interest rate, stated percentage	4.05%